DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, SOFTWARE AND EQUIPMENT, USEFUL LIFE
Property, software and equipment are presented net of accumulated depreciation and amortization and summarized as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Computer equipment	$9,203	$17,459
Furniture and fixtures	8,024	14,764
Tenant improvements	18,945	38,426
Internally developed software	16,992	18,943
Construction in progress	9,756	7,266
Total	62,920	96,858
Less: accumulated depreciation and amortization	(17,086)	(25,780)
Property, software and equipment, net	$45,834	$71,078
Depreciation and amortization is recorded on a straight-line basis over the useful life of the asset, which is as follows:

Property, Software, and Equipment	Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years
Tenant improvements	Shorter of estimated useful life or lease term
Internally developed software	3 years
Property, software and equipment are recorded net of accumulated depreciation and summarized by as follows:

	December 31,
(in thousands)	2019	2020
Computer equipment	$4,980	$9,203
Furniture and fixtures	3,761	8,024
Tenant improvements	9,522	18,945
Internally developed software	12,029	16,992
Construction in progress	2,957	9,756
Total	33,249	62,920
Less: accumulated depreciation and amortization	(7,948)	(17,086)
Property, software and equipment, net	$25,301	$45,834

SCHEDULE OF CONCENTRATION OF CREDIT RISK
We had transaction-based revenues from individual market makers in excess of 10% of total revenues, as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Market maker:
Citadel Securities, LLC	36%	14%	34%	21%
Tai Mo Shan Limited(1)	1%	29%	2%	20%
Entities affiliated with Susquehanna International Group, LLP(2)	21%	9%	20%	11%
Entity affiliated with Jane Street Group	1%	12%	1%	9%
Entities affiliated with Wolverine Holdings, L.P.(3)	8%	8%	10%	8%
All others individually less than 10%	10%	7%	9%	11%
Total as percentage of total revenue:	77%	79%	76%	80%
________________
(1)Member of Jump Trading Group
(2)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(3)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC

We had revenues from market makers in excess of 10% of total revenues, as follows:

	Year Ended December 31,
	2019	2020
Market maker:
Citadel Securities, LLC	29%	34%
Entities affiliated with Susquehanna International Group, LLP(1)	13%	18%
Entities affiliated with Wolverine Holdings, L.P.(2)	12%	10%
All others individually less than 10%	8%	13%
Total as percentage of total revenue:	62%	75%
_____________
(1)Consists of Global Execution Brokers, LP and G1X Execution Services, LLC
(2)Consists of Wolverine Execution Services, LLC and Wolverine Securities LLC